Expense Example {- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-15 - Fidelity Advisor® Floating Rate High Income Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Floating Rate High Income Fund-Class A
Expense Example:
1 year	$ 371
3 years	575
5 years	797
10 years	1,432
Fidelity Advisor Floating Rate High Income Fund-Class M
Expense Example:
1 year	371
3 years	575
5 years	797
10 years	1,432
Fidelity Advisor Floating Rate High Income Fund-Class C
Expense Example:
1 year	275
3 years	542
5 years	933
10 years	1,831
Fidelity Advisor Floating Rate High Income - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774